financial instruments - Significant unobservable inputs used in the fair value measurement (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets
Balance, beginning of period	$ 55,677		$ 55,677			$ 54,063
Assets	55,677		55,677			54,063
Virtual power purchase agreements unrealized change in forward element | At fair value
Disclosure of fair value measurement of assets
Included in net income, excluding income taxes	(7)	$ 80	(26)	$ 80
Balance, beginning of period	167	80	167	80	$ 174	193
Assets	$ 167	$ 80	$ 167	$ 80	$ 174	$ 193